Document And Entity Information	Jan. 29, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 29, 2024
Entity Registrant Name	5E ADVANCED MATERIALS, INC.
Entity Central Index Key	0001888654
Entity Emerging Growth Company	true
Entity File Number	001-41279
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-3426517
Entity Address, Address Line One	9329 Mariposa Road, Suite 210
Entity Address, City or Town	Hesperia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92344
City Area Code	(442)
Local Phone Number	221-0225
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock
Trading Symbol	FEAM
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Exhibit 4.1 of the Current Report on Form 8-K filed on January 29, 2024 (the “Original Form 8-K”) solely to correct a scrivener's error related to the total number of shares of the Company’s common stock, par value $0.01 (“Common Stock”) outstanding included in Exhibit 4.1 to the Original Form 8-K, and to update the date of such disclosures to February 2, 2024. No other changes have been made to the Original Form 8-K.